INCOME TAXES (Schedule of Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits in PRC) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns Abstract
Unrecognized Tax Benefits Beginning Balance	45,843	36,237	31,015
Additions based on tax positions related to current year	20,998	14,190	8,007
Expiration of the statute of limitations	(4,649)	(4,584)	(2,785)
Unrecognized Tax Benefits Ending Balance	62,192	45,843	36,237